FINANCIAL INSTRUMENTS - Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 10,725	£ 10,555
Liabilities at fair value	1,772	1,790
Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	717	891
Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	1,055	899
Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	1,264	1,472
Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	421	602
Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	9,040	8,481
Level 1
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	8,805	8,293
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Level 1 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	8,805	8,293
Level 2
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	1,764	2,101
Liabilities at fair value	1,758	1,780
Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	703	881
Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	1,055	899
Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	1,229	1,436
Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	334	477
Level 2 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	201	188
Level 3
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	156	161
Liabilities at fair value	14	10
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	14	10
Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	35	36
Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	87	125
Level 3 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	34	0
Exchange rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 432	£ 533
Valuation technique	A	A
Exchange rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 990	£ 1,129
Valuation technique	A	A
Exchange rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Exchange rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Exchange rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	432	533
Exchange rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	990	1,129
Exchange rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Exchange rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Interest rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 1,905	£ 2,380
Valuation technique	A & C	A & C
Interest rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 1,690	£ 2,228
Valuation technique	A & C	A & C
Interest rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Interest rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Interest rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	1,905	2,379
Interest rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	1,690	2,227
Interest rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	1
Interest rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	1
Inflation rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 70	£ 0
Valuation technique	A	A
Inflation rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	£ 0
Inflation rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	70	0
Inflation rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Equity and credit contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 23	£ 25
Valuation technique	B & D	B & D
Equity and credit contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 157	£ 162
Valuation technique	B & D	B & D
Equity and credit contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Equity and credit contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Equity and credit contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	9	16
Equity and credit contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	122	127
Equity and credit contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	14	9
Equity and credit contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	35	35
Netting | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	(1,643)	(2,047)
Netting | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	(1,643)	(2,047)
Netting | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Netting | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Netting | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	(1,643)	(2,047)
Netting | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	(1,643)	(2,047)
Netting | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Netting | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Loans and advances to customers | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 322	£ 355
Valuation technique	A	A
Loans and advances to customers | Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	£ 0
Loans and advances to customers | Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	278	309
Loans and advances to customers | Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	44	46
Debt securities | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 92	£ 217
Valuation technique	A, B & D	A, B & D
Debt securities | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 9,040	£ 8,481
Valuation technique	D	D
Debt securities | Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	£ 0
Debt securities | Level 1 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	8,805	8,293
Debt securities | Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	56	168
Debt securities | Level 2 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	201	188
Debt securities | Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	36	49
Debt securities | Level 3 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	34	0
Equity securities | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 7	£ 30
Valuation technique	B	B
Equity securities | Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	£ 0
Equity securities | Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Equity securities | Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	7	30
Debt securities in issue | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 355	£ 369
Valuation technique	A	A
Debt securities in issue | Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Debt securities in issue | Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	355	369
Debt securities in issue | Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Structured deposits | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 605	£ 426
Valuation technique	A	A
Structured deposits | Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Structured deposits | Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	605	426
Structured deposits | Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Zero Amortising Guaranteed Notes | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 95	£ 104
Valuation technique	D	D
Zero Amortising Guaranteed Notes | Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Zero Amortising Guaranteed Notes | Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	95	104
Zero Amortising Guaranteed Notes | Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0